Basis of Preparation of the Unaudited Condensed Consolidated Interim Financial Statements and Going Concern - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Basis of Preparation of Financial Statements Explanatory [Abstract]
Cash and cash equivalents	$ 1,011	$ 2,094	$ 3,276	$ 9,766
Net loss	8,774	$ 12,536
Accumulated losses	720,536		711,762
Net current liabilities	$ 9,617		$ 275